Finance leases (Details Textual)	1 Months Ended
	Nov. 30, 2018	Oct. 25, 2018	Jun. 26, 2018	Jan. 02, 2019 USD ($)	Dec. 31, 2018 USD ($) Fleet	Jan. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 30, 2017 USD ($)
Number of fInance Lease Facility | Fleet					7
Number of vessel in operation					13
Sellers Credit Note					$ 2,900,000
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 4.50%
Subsequent Event [Member]
Capital Leases Future Minimum Payments Due on Vessels Held for Sale				$ 8,300,000
Finance Liability [Member]
Sellers Credit Note					$ 2,880,000		$ 2,880,000
Other Noncurrent Assets [Member]
Sellers Credit Note								$ 2,900,000
Vessels [Member] | Other Noncurrent Assets [Member]
Sellers Credit Note								$ 2,900,000
Ardmore Seavanguard and Ardmore Exporter [Member]
Sellers Credit Note						$ 1,400,000
Ardmore Seavanguard and Ardmore Exporter [Member] | Finance Liability [Member]
Sellers Credit Note						$ 1,400,000
Sea Leasing Co Leases [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.00%	LIBOR plus 3.10%
Ocean Yield ASA [Member]
Lessee, Finance Lease, Term of Contract		2030 years
Debt Instrument, Basis Spread on Variable Rate		4.50%
Rich Ocean Shipping [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.20%
Loyal Able Joy Champion Leases [Member] | Ardmore Seavanguard and Ardmore Exporter [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.50%
CMBFL Leases No.1 to 4 [Member]
Lessee, Finance Lease, Term of Contract		2025 years
Debt Instrument, Basis Spread on Variable Rate		3.00%	3.10%
China Huarong Leases [Member]
Lessee, Finance Lease, Term of Contract	2025 years
Debt Instrument, Basis Spread on Variable Rate	3.50%
Japanese Lease No.4 [Member]
Lessee, Finance Lease, Term of Contract	2029 years
Debt Instrument, Basis Spread on Variable Rate	3.20%